Debt (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Debt
Debt, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2022	2021
PPP loan	$—	$10,000
Convertible Notes	122,692	100,999
Total debt	122,692	110,999
Less debt, current	122,692	—
Debt, non-current	$—	$110,999

Convertible Notes
Immediately prior to the amendment to the Convertible Notes Facility, the Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Principal	$153,500	$153,500
PIK interest	19,196	17,301
Total principal	172,696	170,801
Less debt discount and issuance costs	(44,275)	(48,109)
Total Convertible Notes	$128,421	$122,692
Upon effectiveness of the amendment to the Convertible Notes Facility as of March 31, 2023, the Convertible Notes, inclusive of debt premium, consisted of the following (in thousands):

March 31, 2023
Principal	$153,500
PIK interest	19,371
Total principal	172,871
Plus debt premium	4,864
Total Convertible Notes	$177,735
The Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2022	2021
Principal	$153,500	$153,500
PIK interest	17,301	9,826
Total principal	170,801	163,326
Less debt discount and issuance costs	(48,109)	(62,327)
Total Convertible Notes	$122,692	$100,999

Changes of the Derivative Liability	A summary of the changes of the derivative liability is as follows (in thousands):

Derivative liability
Fair value as of December 31, 2020	$70,870
Change in fair value	111,684
Reclassification of liability upon the reverse recapitalization	(182,554)
Fair value as of December 31, 2021	$—

Contractual Future Principal Repayments of Debt
As of March 31, 2023, the contractual future principal repayments of the total debt were as follows (in thousands):

2023	$—
2025 (1)	3,941
2028 (1)	168,930
Total debt	$172,871
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(1)Including PIK interest added to principal balance through March 31, 2023.